DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

NOTE 4. DERIVATIVE AND OTHER HEDGING INSTRUMENTS

The table below summarizes fair value information about our derivative and other hedging instruments assets and liabilities as of December 31, 2020 and 2019.

(in thousands)
Derivative and Other Hedging Instruments	Balance Sheet Location	December 31, 2020	December 31, 2019
Assets
Interest rate swaps	Derivative assets, at fair value	$7	$-
Payer swaptions (long positions)	Derivative assets, at fair value	17,433	-
TBA securities	Derivative assets, at fair value	3,559	-
Total derivative assets, at fair value		$20,999	$-

Liabilities
Interest rate swaps	Derivative liabilities, at fair value	$24,711	$20,146
Payer swaptions (short positions)	Derivative liabilities, at fair value	7,730	-
TBA securities	Derivative liabilities, at fair value	786	512
Total derivative liabilities, at fair value		$33,227	$20,658

Margin Balances Posted to (from) Counterparties
Futures contracts	Restricted cash	$489	$1,338
TBA securities	Restricted cash	284	246
TBA securities	Other liabilities	(2,520)	-
Interest rate swaption contracts	Other liabilities	(3,563)	-
Interest rate swap contracts	Restricted cash	19,761	17,450
Total margin balances on derivative contracts		$14,451	$19,034
Eurodollar, Fed Funds and T-Note futures are cash settled futures contracts on an interest rate, with gains and losses credited or charged to the Company’s cash accounts on a daily basis. A minimum balance, or “margin”, is required to be maintained in the account on a daily basis. The tables below present information related to the Company’s Eurodollar and T-Note futures positions at December 31, 2020 and 2019.
($ in thousands)
	December 31, 2020
	Average	Weighted	Weighted
	Contract	Average	Average
	Notional	Entry	Effective	Open
Expiration Year	Amount	Rate	Rate	Equity(1)
Eurodollar Futures Contracts (Short Positions)
2021	$50,000	1.03%	0.18%	$(424)
U.S. Treasury Note Futures Contracts (Short Position)(2)
March 2021 5-year T-Note futures
(Mar 2021 - Mar 2026 Hedge Period)	$69,000	0.72%	0.67%	$(186)
($ in thousands)
	December 31, 2019
	Average	Weighted	Weighted
	Contract	Average	Average
	Notional	Entry	Effective	Open
Expiration Year	Amount	Rate	Rate	Equity(1)
Eurodollar Futures Contracts (Short Positions)
2020	$500,000	2.97%	1.67%	$(6,505)
U.S. Treasury Note Futures Contracts (Short Position)(2)
March 2020 5 year T-Note futures
(Mar 2020 - Mar 2025 Hedge Period)	$69,000	1.96%	2.06%	$302
($ in thousands)
		Average		Net
		Fixed	Average	Estimated	Average
	Notional	Pay	Receive	Fair	Maturity
	Amount	Rate	Rate	Value	(Years)
December 31, 2020
Expiration > 3 to ≤ 5 years	$620,000	1.29%	0.22%	$(23,760)	3.6
Expiration > 5 years	$200,000	0.67%	0.23%	$(944)	6.4
	$820,000	1.14%	0.23%	$(24,704)	4.3
December 31, 2019
Expiration > 1 to ≤ 3 years	$360,000	2.05%	1.90%	$(3,680)	2.3
Expiration > 3 to ≤ 5 years	910,000	2.03%	1.93%	(16,466)	4.4
	$1,270,000	2.03%	1.92%	$(20,146)	3.8
The table below presents information related to the Company’s interest rate swaption positions at December 31, 2020. There were no open swaption positions at December 31, 2019.
($ in thousands)
	Option			Underlying Swap
			Weighted			Average	Weighted
			Average		Average	Adjustable	Average
		Fair	Months to	Notional	Fixed	Rate	Term
Expiration	Cost	Value	Expiration	Amount	Rate	(LIBOR)	(Years)
December 31, 2020
Payer Swaptions (long positions)
≤ 1 year	$3,450	$5	2.5	500,000	0.95%	3 Month	4.0
> 1 year ≤ 2 years	13,410	17,428	17.4	675,000	1.49%	3 Month	12.8
	$16,860	$17,433	11.0	$1,175,000	1.26%	3 Month	9.0
Payer Swaptions (short positions)
≤ 1 year	$(4,660)	$(7,730)	5.4	$507,700	1.49%	3 Month	12.8
The following table summarizes our contracts to purchase and sell TBA securities as of December 31, 2020 and 2019.
($ in thousands)
	Notional			Net
	Amount	Cost	Market	Carrying
	Long (Short)(1)	Basis(2)	Value(3)	Value(4)
December 31, 2020
30-Year TBA securities:
2.0%	$465,000	$479,531	$483,090	$3,559
3.0%	(328,000)	(342,896)	(343,682)	(786)
Total	$137,000	$136,635	$139,408	$2,773
December 31, 2019
30-Year TBA securities:
4.5%	$(300,000)	$(315,426)	$(315,938)	$(512)
Total	$(300,000)	$(315,426)	$(315,938)	$(512)

Gain (Loss) From Derivative and Other Hedging Instruments, Net

The table below presents the effect of the Company’s derivative and other hedging instruments on the statements of operations for the years ended December 31, 2020, 2019 and 2018.

(in thousands)
	2020	2019	2018
Eurodollar futures contracts (short positions)	$(8,337)	$(13,860)	$7,170
U.S. Treasury Note futures contracts (short position)	(4,707)	(5,175)	5,507
Fed Funds futures contracts (short positions)	-	177	-
Interest rate swaps	(66,212)	(26,582)	8,609
Receiver swaptions	-	-	105
Payer swaptions (long positions)	98	(1,379)	(1,607)
Payer swaptions (short positions)	(3,070)	-	-
TBA securities (short positions)	(6,719)	(6,264)	4,327
TBA securities (long positions)	9,950	1,907	200
U.S. Treasury securities (short positions)	(95)	-	-
Total	$(79,092)	$(51,176)	$24,311

Credit Risk-Related Contingent Features

The use of derivatives and other hedging instruments creates exposure to credit risk relating to potential losses that could be recognized in the event that the counterparties to these instruments fail to perform their obligations under the contracts. We minimize this risk by limiting our counterparties for instruments which are not centrally cleared on a registered exchange to major financial institutions with acceptable credit ratings and monitoring positions with individual counterparties. In addition, we may be required to pledge assets as collateral for our derivatives, whose amounts vary over time based on the market value, notional amount and remaining term of the derivative contract. In the event of a default by a counterparty, we may not receive payments provided for under the terms of our derivative agreements, and may have difficulty obtaining our assets pledged as collateral for our derivatives. The cash and cash equivalents pledged as collateral for our derivative instruments are included in restricted cash on our balance sheets.

It is the Company's policy not to offset assets and liabilities associated with open derivative contracts. However, the Chicago Mercantile Exchange (“CME”) rules characterize variation margin transfers as settlement payments, as opposed to adjustments to collateral. As a result, derivative assets and liabilities associated with centrally cleared derivatives for which the CME serves as the central clearing party are presented as if these derivatives had been settled as of the reporting date.